Other assets and liabilities F.4.2. Non-current provisions and other liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Non-current legal provisions	$ 16	$ 6
Long-term portion of asset retirement obligations	201	159
Long-term employment obligations	81	59
Other provisions	14	2
Non-Current provisions subtotal (see below)	312	225
Long-term portion of deferred income on tower sale and leasebacks recognized	13	23
Other non-current liabilities	65	35
Total	$ 390	$ 283